Recoverable taxes (Table)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Recoverable Taxes
The breakdown of recoverable taxes is as follows:

	December 31, 2023	December 31, 2022
Recoverable income tax	1,832	2,459
Other recoverable taxes	9,121	5,997

Total	10,953	8,456

Current	6,499	5,122
Non-current	4,454	3,334